Intangible assets - Narrative (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets and goodwill recognised in profit or loss, as a result of the stores closure plan	R$ 459
Perterra Insumos Agropecuários S.A.
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets and goodwill recognised in profit or loss, as a result of the stores closure plan	9,786,000
Brazil Ag Retail
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets and goodwill recognised in profit or loss, as a result of the stores closure plan	R$ 2,130